Federated Hermes Opportunistic High Yield Bond Fund
Portfolio of Investments
November 30, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—89.5%
	Aerospace/Defense—1.5%
$ 2,725,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$ 2,715,054
1,150,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	1,131,220
1,675,000	TransDigm, Inc., Sr. Sub. Note, Series WI, 4.875%, 5/1/2029	1,464,152
675,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	666,242
1,275,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,203,848
850,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	853,294
	TOTAL	8,033,810
	Airlines—0.2%
1,000,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	971,498
	Automotive—5.6%
2,775,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,594,445
525,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	515,161
125,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	100,155
550,000	Dana, Inc., Sr. Unsecd. Note, 4.500%, 2/15/2032	431,718
3,350,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	2,233,502
2,050,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	1,893,687
1,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	1,397,699
825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	797,359
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,141,919
1,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,135,783
2,600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,427,204
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,417,318
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	1,095,122
1,200,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	1,038,265
1,025,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	872,403
412,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	402,889
5,700,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	5,585,726
3,075,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	2,126,977
1,600,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	1,369,083
	TOTAL	30,576,415
	Building Materials—3.7%
200,000	Abc Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	165,300
975,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	883,457
1,125,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,013,715
600,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	405,756
3,025,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,218,232
2,950,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	2,206,709
1,625,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	1,317,825
650,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	525,762
600,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	492,717
2,425,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2029	1,991,045
1,775,000	Srs Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	1,475,120
1,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,133,043
1,125,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	924,131
500,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	453,900

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 2,325,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	$ 2,142,921
1,700,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	1,467,633
1,600,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,364,455
		TOTAL	20,181,721
		Cable Satellite—8.4%
325,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	315,653
1,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	1,218,822
1,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	935,410
1,775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,497,639
1,375,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,092,788
1,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,269,898
450,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/1/2032	376,873
1,900,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,749,767
2,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	2,605,941
500,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	361,555
1,200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	915,956
1,825,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,160,248
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	823,628
3,750,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	3,440,587
1,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	1,211,535
275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	250,938
2,350,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	1,835,009
1,250,000		DIRECTV Holdings LLC, Sec. Fac. Bond, 144A, 5.875%, 8/15/2027	1,148,431
725,000		DISH DBS Corp., Sec. Fac. Bond, 144A, 5.750%, 12/1/2028	589,371
750,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	554,400
1,325,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	1,111,827
2,075,000		DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	1,369,500
950,000		DISH Network Corp., Sec. Fac. Bond, 144A, 11.750%, 11/15/2027	977,626
1,475,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	1,266,369
1,400,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	0
325,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	0
475,000	[1,2,3]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	0
675,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.125%, 9/1/2026	610,227
1,650,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	1,350,583
1,025,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	906,941
1,425,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,204,125
975,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	908,924
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,070,200
3,125,000		UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	2,675,937
1,550,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	1,292,305
275,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	230,039
500,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	402,010
1,775,000		Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,476,853
1,725,000		VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	1,429,611
2,550,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	2,356,608
		TOTAL	45,994,134
		Chemicals—2.2%
350,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	321,367
425,000		Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	348,500
350,000		Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	327,833

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 1,200,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	$ 1,147,188
975,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	834,678
375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	332,678
2,475,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	1,983,972
3,250,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,031,844
975,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 4.250%, 10/1/2028	791,680
1,700,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	1,229,559
1,750,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	732,962
325,000	SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	259,366
925,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	764,920
	TOTAL	12,106,547
	Construction Machinery—0.7%
2,325,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,013,206
925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	803,612
575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	552,147
725,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	624,616
	TOTAL	3,993,581
	Consumer Cyclical Services—2.4%
2,425,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,742,874
4,650,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	4,204,646
775,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	696,958
2,150,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	1,743,650
800,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	759,490
3,803,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,524,407
1,725,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	761,587
	TOTAL	13,433,612
	Consumer Products—1.7%
3,425,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	3,101,183
2,800,000	Diamond BC BV, Sr. Unsecd. Note, 144A, 4.625%, 10/1/2029	2,115,946
1,075,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	935,573
1,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,235,741
1,475,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,288,353
375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	355,741
425,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	359,582
	TOTAL	9,392,119
	Diversified Manufacturing—0.9%
3,725,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	3,596,823
1,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,571,336
	TOTAL	5,168,159
	Finance Companies—2.0%
275,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	240,617
2,275,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	1,860,984
300,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	292,575
975,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	930,335
825,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	665,602
2,250,000	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,743,300
875,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	747,176
425,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	312,896
2,050,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	1,902,533
1,950,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	1,615,711

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 875,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	$ 775,915
	TOTAL	11,087,644
	Food & Beverage—1.7%
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,873,959
1,750,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	1,692,985
1,100,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	979,006
250,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	230,000
2,050,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,958,836
928,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	905,812
575,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	510,982
1,625,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,450,313
	TOTAL	9,601,893
	Gaming—3.2%
1,925,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,654,595
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	372,682
425,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	371,378
600,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	503,292
200,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	185,492
1,475,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,459,380
1,475,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,459,767
1,550,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,558,029
1,000,000	Midwest Gaming Borrower LLC, Sec. Fac. Bond, 144A, 4.875%, 5/1/2029	864,720
3,375,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	3,173,226
450,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	367,571
200,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	184,717
150,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	132,580
1,500,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	1,263,786
550,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	539,488
1,250,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.625%, 7/1/2025	1,290,794
650,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	574,418
950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	797,515
100,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	94,253
500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 5.625%, 5/1/2024	495,787
	TOTAL	17,343,470
	Health Care—6.3%
1,300,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	1,087,546
1,150,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 5.125%, 3/1/2030	978,724
800,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	628,304
2,075,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,911,697
1,350,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,159,312
400,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	348,528
1,100,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	562,991
2,150,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,154,142
300,000	CHS/Community Health Systems, Inc., 144A, 8.000%, 12/15/2027	266,247
675,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	574,185
225,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	188,144
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	785,596
850,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	649,251
875,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	709,612
425,000	Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	365,243

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 1,050,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	$ 960,804
275,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	292,257
2,025,000		Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	1,527,447
650,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	649,234
1,750,000		HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	1,765,192
625,000		IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	602,328
575,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	549,760
450,000		LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	413,348
600,000		LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	498,337
800,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	470,652
1,200,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	967,842
925,000		MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.375%, 2/15/2030	782,231
1,325,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	1,140,673
5,125,000		Mozart Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	4,182,641
375,000		MPH Acquisition Holdings LLC, Sr. Note, 144A, 5.500%, 9/1/2028	299,957
1,975,000		MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	1,390,449
825,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	481,944
1,150,000		Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	999,126
700,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	665,343
1,200,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,131,342
350,000		Tenet Healthcare Corp., 144A, 6.125%, 6/15/2030	332,077
875,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	839,510
401,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	392,980
2,200,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	1,944,965
		TOTAL	34,649,961
		Health Insurance—0.6%
575,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	484,138
1,225,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	1,045,039
1,725,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,606,199
		TOTAL	3,135,376
		Independent Energy—4.7%
975,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	914,794
123,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	125,649
425,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	383,752
1,300,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,276,113
500,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	499,162
106,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	131,320
725,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	687,507
400,000		Callon Petroleum Corp., Sr. Unsecd. Note, 144A, 7.500%, 6/15/2030	381,114
550,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	528,764
175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	175,028
1,275,000	[1,3]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	31,875
175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	168,292
225,000		Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	220,193
475,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	438,282
2,000,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	1,955,630
250,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	230,600
2,225,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	2,175,227
425,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	418,882
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	985,042

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 450,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	$ 457,110
1,100,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	1,104,092
1,100,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	1,148,950
1,375,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,578,026
200,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	198,991
1,100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	1,052,062
375,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	348,547
1,425,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,381,203
492,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	477,388
113,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	112,560
650,000	Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	678,905
350,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	314,566
775,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	712,008
675,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	662,644
1,000,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	981,695
600,000	Southwestern Energy Co., Sr. Unsecd. Note, 4.750%, 2/1/2032	525,249
300,000	Southwestern Energy Co., Sr. Unsecd. Note, 5.375%, 3/15/2030	282,423
975,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	1,014,198
1,075,000	Tap Rock Resources LLC, Sr. Unsecd. Note, 144A, 7.000%, 10/1/2026	1,007,055
	TOTAL	25,764,898
	Industrial - Other—1.4%
225,000	Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	199,930
200,000	Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	173,158
4,325,000	Madison Iaq LLC Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	3,204,782
2,150,000	Redwood Star Merger Sub, Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	1,803,560
1,099,000	Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	913,912
1,750,000	Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,590,741
	TOTAL	7,886,083
	Insurance - P&C—6.1%
2,750,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,379,539
1,987,700	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	1,933,038
2,000,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,702,000
2,725,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,618,933
4,900,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	4,173,061
825,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	797,279
3,375,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	2,961,342
7,275,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,212,653
625,000	NFP Corp., Sec. Fac. Bond, 144A, 7.500%, 10/1/2030	603,404
6,025,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	5,104,410
4,075,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,999,269
	TOTAL	33,484,928
	Leisure—0.3%
1,800,000	SeaWorld Parks & Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	1,553,400
	Lodging—0.3%
950,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	783,147
200,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	196,278
525,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	486,559
	TOTAL	1,465,984
	Media Entertainment—6.2%
2,025,000	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	519,038

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 1,350,000	Audacy Capital Corp., 144A, 6.750%, 3/31/2029	$ 307,004
959,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	805,176
475,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/2026	77,797
1,575,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	62,134
1,375,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	1,051,572
1,050,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	778,628
2,100,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	1,937,250
146,192	iHeartCommunications, Inc., 6.375%, 5/1/2026	138,515
325,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	289,915
4,389,973	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	3,914,276
675,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	624,962
350,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	291,839
700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	535,697
1,625,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,358,841
550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	492,805
350,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	325,604
3,100,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	2,661,877
175,000	News Corp., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2032	160,639
1,500,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,337,175
2,425,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,289,770
675,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	615,938
1,075,000	ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	880,968
350,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	294,784
750,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	613,200
1,050,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	935,875
1,750,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	1,464,680
1,725,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,322,480
1,050,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	991,609
1,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,357,696
3,950,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	3,009,426
1,000,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	852,450
575,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	574,577
1,500,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	1,269,502
	TOTAL	34,143,699
	Metals & Mining—0.5%
1,200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	1,052,160
175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	152,132
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	1,307,011
	TOTAL	2,511,303
	Midstream—6.0%
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,218,333
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	1,287,657
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	1,408,582
1,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,864,294
1,700,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,609,330
575,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	587,363
1,675,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, 4.000%, 3/1/2031	1,466,597
475,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 3.250%, 1/31/2032	387,127
550,000	Cheniere Energy Partners LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	505,626
750,000	Cheniere Energy, Inc., Sec. Fac. Bond, Series WI, 4.625%, 10/15/2028	693,416

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 1,000,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	$ 835,178
725,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	626,313
875,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	770,066
1,025,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	864,131
2,250,000	EQM Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,185,650
600,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	556,680
1,475,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	1,144,517
248,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	243,465
225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	227,634
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 4.250%, 2/15/2030	428,133
600,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2030	550,693
750,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	706,875
1,125,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,026,936
300,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2027	294,014
1,175,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	1,185,957
475,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	468,426
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	856,127
650,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	556,604
1,175,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	983,992
1,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,138,182
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	251,683
1,900,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,819,278
775,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	675,911
825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	766,623
175,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	170,503
2,425,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,019,570
550,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	452,922
225,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	186,041
	TOTAL	33,020,429
	Oil Field Services—2.0%
1,450,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	1,347,188
2,875,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,786,450
875,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	842,358
825,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	754,875
175,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	170,405
725,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	686,231
600,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	588,492
2,325,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,223,549
1,800,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,726,317
	TOTAL	11,125,865
	Packaging—5.1%
3,193,920	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	2,369,553
1,550,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	1,242,116
3,800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,880,970
1,800,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,364,670
875,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	712,574
350,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	362,355
975,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	956,534
925,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	913,573
2,100,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	1,919,379

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 5,650,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	$ 5,089,237
400,000	Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	387,882
575,000	OI European Group BV, Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	497,122
1,025,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	975,570
400,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	384,240
669,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	644,553
725,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	674,982
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,939,064
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,004,458
475,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	447,015
3,175,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,976,497
	TOTAL	27,742,344
	Paper—0.0%
125,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	106,338
	Pharmaceuticals—1.7%
700,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	456,013
200,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 6.125%, 2/1/2027	133,290
175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	71,909
1,850,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	782,356
1,575,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	658,780
1,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	461,735
600,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	251,799
1,100,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	473,924
2,275,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,096,051
550,000	Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, 144A, 3.500%, 4/1/2030	448,899
800,000	Grifols Escrow Issuer SA, Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	673,152
1,050,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	953,951
1,627,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 10.000%, 6/15/2029	841,972
325,000	Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	292,819
1,325,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	1,177,262
775,000	Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	613,877
	TOTAL	9,387,789
	Restaurant—1.5%
6,150,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	5,187,986
575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	524,021
1,375,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,218,484
875,000	Yum! Brands, Inc., Sr. Unsecd. Note, 5.375%, 4/1/2032	812,687
650,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	595,653
	TOTAL	8,338,831
	Retailers—0.6%
600,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	568,994
1,175,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,026,879
375,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	317,273
650,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	500,204
525,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	397,052
375,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	306,055
	TOTAL	3,116,457
	Supermarkets—0.6%
2,950,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	2,460,971
450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	430,875

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$ 375,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	$ 384,396
	TOTAL	3,276,242
	Technology—8.1%
675,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	608,344
1,525,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	1,457,930
1,450,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	1,260,206
1,025,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	740,024
1,175,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	1,135,302
275,000	Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	230,971
1,750,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	1,500,607
1,550,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	1,369,898
725,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	670,821
1,350,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	1,227,414
1,025,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	883,089
1,700,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,385,129
925,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	865,198
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	207,770
500,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	458,115
300,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	259,928
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	377,074
1,350,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	1,184,422
1,075,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	825,304
2,450,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,437,966
4,175,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	3,425,635
5,075,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	3,806,793
925,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	806,198
1,525,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,313,604
500,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	422,588
825,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	803,373
575,000	Open Text Corp., 144A, 6.900%, 12/1/2027	576,414
350,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	295,680
1,025,000	Open Text Holdings, Inc. / Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	796,661
1,350,000	Picard Midco, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	1,181,137
1,725,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	1,185,282
2,625,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	1,201,368
2,675,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	2,107,752
500,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	461,410
1,500,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.125%, 7/15/2029	1,166,934
900,000	Seagate HDD Cayman, Sr. Unsecd. Note, 3.375%, 7/15/2031	696,703
200,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	174,324
475,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	421,230
450,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	427,871
325,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	270,774
1,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	1,579,556
425,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	354,866
800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	679,986
1,825,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	1,307,296
275,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	227,377
625,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	511,125
	TOTAL	44,287,449

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation Services—0.5%
$ 1,100,000		Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	$ 1,024,724
1,575,000		Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,532,869
		TOTAL	2,557,593
		Utility - Electric—2.3%
700,000		Calpine Corp., 144A, 4.500%, 2/15/2028	641,111
232,000		Calpine Corp., 144A, 5.250%, 6/1/2026	222,550
1,425,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	1,175,851
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	389,101
450,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	389,726
700,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	627,992
2,400,000		Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	2,292,182
125,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	100,104
1,600,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	1,288,000
475,000		NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	455,430
1,125,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,014,542
1,325,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	1,230,375
400,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	411,448
525,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	493,416
375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	363,382
1,375,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,331,767
		TOTAL	12,426,977
		Wireless Communications—0.5%
1,375,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	1,405,914
450,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 3.375%, 4/15/2029	398,408
1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	1,216,683
		TOTAL	3,021,005
		TOTAL CORPORATE BONDS (IDENTIFIED COST $572,002,913)	490,887,554
		COMMON STOCKS—4.3%
		Automotive—0.2%
49,653	[3]	American Axle & Manufacturing Holdings, Inc.	516,888
2,025		Lear Corp.	292,086
		TOTAL	808,974
		Building Materials—0.1%
14,405	[3]	GMS, Inc.	707,286
		Cable Satellite—0.0%
34,365	[3]	Altice USA, Inc.	156,704
2,171	[2,3]	Intelsat Jackson Holdings S.A.	14,112
		TOTAL	170,816
		Chemicals—0.2%
7,460		Compass Minerals International, Inc.	330,851
28,325		Koppers Holdings, Inc.	843,802
		TOTAL	1,174,653
		Communications Equipment—0.1%
9,565	[3]	Lumentum Holdings, Inc.	525,501
		Consumer Cyclical Services—0.1%
12,255		Brinks Co. (The)	732,236
		Consumer Products—0.1%
22,015		Energizer Holdings, Inc.	750,491

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Containers & Packaging—0.2%
56,380	[3]	O-I Glass, Inc.	$ 925,196
		Food & Beverage—0.1%
17,335	[3]	US Foods Holding Corp.	634,114
		Gaming—0.4%
8,025		Boyd Gaming Corp.	492,173
16,405	[3]	Caesars Entertainment Corp.	833,538
12,890		Red Rock Resorts, Inc.	580,824
		TOTAL	1,906,535
		Gas Utilities—0.2%
51,091		Suburban Propane Partners LP	840,958
		Independent Energy—0.2%
8,348		Devon Energy Corp.	572,005
2,369		Pioneer Natural Resources, Inc.	559,060
833	[2,3]	Ultra Resources, Inc.	0
		TOTAL	1,131,065
		Media Entertainment—0.7%
96,961	[3]	Cumulus Media, Inc.	709,755
16,370		Gray Television, Inc.	191,529
91,734	[3]	iHeartMedia, Inc.	737,541
220,440	[3]	Stagwell, Inc.	1,644,482
63,290	[3]	Townsquare Media, Inc.	470,245
		TOTAL	3,753,552
		Metals & Mining—0.1%
18,095		Teck Resources Ltd.	671,144
		Oil Field Services—0.4%
28,457	[2,3]	Superior Energy Services, Inc.	2,063,132
		Oil Gas & Consumable Fuels—0.2%
14,830		Enviva, Inc.	841,603
		Packaging—0.1%
112,525		Ardagh Metal Packaging	502,987
		Paper—0.2%
41,366		Graphic Packaging Holding Co.	950,590
10,354		WestRock Co.	392,624
		TOTAL	1,343,214
		Pharmaceuticals—0.1%
17,070	[3]	Bausch Health Cos, Inc.	120,002
57,190	[3]	Mallinckrodt PLC	619,082
		TOTAL	739,084
		Professional Services—0.2%
8,730		Science Applications International Corp.	961,260
		Technology—0.1%
13,125		Dell Technologies, Inc.	587,869
		Utility - Electric—0.3%
20,630		NRG Energy, Inc.	875,743
35,045		Vistra Corp.	852,645
		TOTAL	1,728,388
		TOTAL COMMON STOCKS (IDENTIFIED COST $29,108,567)	23,500,058
		INVESTMENT COMPANIES—5.1%
1,664,137		Bank Loan Core Fund	14,477,990

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
13,328,301	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.86%[4]	$ 13,322,970
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,378,746)	27,800,960
	TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $630,490,226)	542,188,572
	OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	5,992,057
	TOTAL NET ASSETS—100%	$548,180,629
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2022, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 2/28/2022	$8,009,302	$6,201,631	$14,210,933
Purchases at Cost	$7,668,019	$127,355,735	$135,023,754
Proceeds from Sales	$—	$(120,236,454)	$(120,236,454)
Change in Unrealized Appreciation/Depreciation	$(1,199,331)	$2,469	$(1,196,862)
Net Realized Gain/(Loss)	$—	$(411)	$(411)
Value as of 11/30/2022	$14,477,990	$13,322,970	$27,800,960
Shares Held as of 11/30/2022	1,664,137	13,328,301	14,992,438
Dividend Income	$668,018	$225,677	$893,695

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$490,887,554	$0	$490,887,554
Equity Securities:
Common Stocks
Domestic	19,509,599	—	2,063,132	21,572,731
International	1,913,215	—	14,112	1,927,327
Investment Companies	27,800,960	—	—	27,800,960
TOTAL SECURITIES	$49,223,774	$490,887,554	$2,077,244	$542,188,572

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind